SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Segment Information
Schedule of geographic distribution

	Year ended December 31, 2022	Year ended December 31, 2021
	$	$
Canada
Bus sales	7,429	10,925
Spare part sales	4,516	2,504
Truck sales	982	—
Shuttle sales	484	—
United States
Bus sales	4,270	27,272
Spare part sales	667	197
Operating lease revenue	127	810
Total	18,475	41,708